UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

          Investment Company Act file number  811-21630
                                             ----------------------------------

                            NT Alpha Strategies Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Joseph W. McInerney,
                   President and Principal Executive Officer
                            NT Alpha Strategies Fund
                             50 South LaSalle Street
                                Chicago, IL 60675
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000
                                                           --------------

                        Date of fiscal year end:  March 31
                                                 ---------

                    Date of reporting period:  March 31, 2005
                                              ---------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.



NT ALPHA STRATEGIES FUND


Annual Report

March 31, 2005

[Logo: Northern Trust]

                                                        NT ALPHA STRATEGIES FUND

TABLE OF CONTENTS

 2    STATEMENT OF ASSETS AND LIABILITIES

 3    SCHEDULE OF INVESTMENTS

 5    STATEMENT OF OPERATIONS

 6    STATEMENT OF CHANGES IN NET ASSETS

 7    STATEMENT OF CASH FLOWS

 8    FINANCIAL HIGHLIGHTS

 9    NOTES TO THE FINANCIAL STATEMENTS

12    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

13    TRUSTEES AND OFFICERS

16    FOR MORE INFORMATION


                       ------------------------------------
                       |         Not FDIC Insured         |
                       ------------------------------------
                       | May lose value/No bank guarantee |
                       ------------------------------------

                                        ANNUAL REPORT 1 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES                              MARCH 31, 2005


                                                                  NT ALPHA
Rounded to thousands,                                            STRATEGIES
except per unit data                                                FUND


ASSETS:
Investments in Sub-Funds, at fair value (Cost $60,685,000)        $62,958,000
Cash and cash equivalents                                           5,152,000
Deposit on pending investments in Sub-Funds                         4,075,000
Receivable for Sub-Fund investment sold                             1,530,000
Receivable from investment manager                                    111,000
Receivable from administrator                                           4,000
Prepaid and other assets                                               65,000
Total Assets                                                       73,895,000
-----------------------------------------------------------------------------

LIABILITIES:
Capital contributions received in advance                           5,212,000
Payable to affiliates:
   Investment management fees                                          81,000
   Administration fees                                                 58,000
   Custody and accounting fees                                          3,000
   Transfer agent fees                                                  1,000
Other accrued liabilities                                             121,000
Total Liabilities                                                   5,476,000
-----------------------------------------------------------------------------
Net Assets                                                        $68,419,000
-----------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Net capital                                                       $66,895,000
Accumulated net investment loss                                      (794,000)
Accumulated undistributed net realized gain                            45,000
Net unrealized appreciation on investments                          2,273,000
Net Assets                                                        $68,419,000
------------------------------------------------------------------------------
UNITS OUTSTANDING (UNLIMITED AUTHORIZATION)                         6,656,000
NET ASSET VALUE, PER UNIT                                              $10.28



See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 2 ANNUAL REPORT

                                                      NT ALPHA STRATEGIES FUND
SCHEDULE OF INVESTMENTS                                         MARCH 31, 2005
NT ALPHA STRATEGIES FUND


                                                                          FAIR
                                                                         VALUE
                                                                   (ROUNDED TO
                                                                    THOUSANDS)

SUB-FUNDS - 92.0%
COMMODITY TRADING ADVISOR - 3.5%
(COST $2,500,000)
   Cornerstone International Value Fund, LLC                         $949,000
   Rotella Polaris Fund, LLC                                        1,484,000
-----------------------------------------------------------------------------
                                                                    2,433,000
-----------------------------------------------------------------------------
CONVERTIBLE BOND ARBITRAGE - 6.0%
(COST $4,219,000)
   Quattro Domestic Fund, L.P.                                      2,198,000
   Radcliffe Domestic Investors, L.P.                               1,920,000
-----------------------------------------------------------------------------
                                                                    4,118,000
-----------------------------------------------------------------------------
DISTRESSED SECURITIES - 2.0%
(COST $1,313,000)
   Harbert Distressed Investment Fund, L.P.                         1,399,000
-----------------------------------------------------------------------------
EQUITY MARKET NEUTRAL - 3.4%
(COST $2,250,000)
   O'Connor Global Fundamental Long/Short, LLC, Class A9            2,351,000
-----------------------------------------------------------------------------
FIXED INCOME ARBITRAGE - 8.6%
(COST $5,750,000)
   Burnaby Catastrophe Fund, L.P.                                   1,509,000
   Nephila Catastrophe Fund, L.P.                                   2,309,000
   Parkcentral Global, L.P.                                         2,041,000
-----------------------------------------------------------------------------
                                                                    5,859,000
-----------------------------------------------------------------------------
GLOBAL MACRO - 7.2%
(COST $4,812,000)
   Galtere International Master Fund, L.P.                          2,095,000
   Lily Pond Investors, L.P.                                        1,063,000
   OLEA Global Partners, L.P.                                       1,742,000
-----------------------------------------------------------------------------
                                                                    4,900,000
-----------------------------------------------------------------------------
NON-US EQUITY HEDGE - 8.3%
(COST $5,504,000)
   The Greater Asian Hedge Fund Ltd.                                1,525,000
   The Pegasus Fund Ltd., Class A (USD Shares)                      2,032,000
   Zebedee European Fund, L.P.                                      2,098,000
-----------------------------------------------------------------------------
                                                                    5,655,000
-----------------------------------------------------------------------------
RELATIVE VALUE ARBITRAGE - 14.0%
(COST $9,453,000)
   Blackthorn Partners, L.P.                                       $2,056,000
   Forest Multi-Strategy Fund LLC                                   2,583,000
   OTA Multi-Strategy Fund, L.P.                                    3,136,000
   TCM Spectrum Fund (QP), L.P.                                     1,823,000
-----------------------------------------------------------------------------
                                                                    9,598,000
-----------------------------------------------------------------------------
SECTOR HEDGE - 3.7%
(COST $2,500,000)
   Brightfield Partners II, L.P.                                    1,378,000
   D3 Fund, LLC, Series A                                           1,162,000
-----------------------------------------------------------------------------
                                                                    2,540,000
-----------------------------------------------------------------------------
SHORT BIAS - 2.3%
(COST $1,500,000)
   Perennial Investors (QP), L.P.                                   1,568,000
-----------------------------------------------------------------------------
SPECIAL SITUATIONS - 10.2%
(COST $6,200,000)
   Courage Special Situations Fund, L.P.                            2,835,000
   The October Fund, L.P.                                           2,607,000
   York Credit Opportunities Fund, L.P.                             1,521,000
-----------------------------------------------------------------------------
                                                                    6,963,000
-----------------------------------------------------------------------------
STATISTICAL ARBITRAGE - 2.9%
(COST $1,848,000)
   AQR Global Stock Selection Institutional Fund, L.P.              1,950,000
-----------------------------------------------------------------------------
US EQUITY HEDGE - 19.9%
(COST $12,836,000)
   Alydar QP Fund, L.P.                                             2,496,000
   CCM Small Cap Value Qualified Fund, L.P., New Issue Eligible     1,079,000
   Heirloom Qualified Partners, L.P.                                2,671,000
   Hygrove Capital Fund (QP), L.P.                                  2,106,000
   Stadia Capital Partners (QP), L.P.                               2,648,000
   Stonebrook Institutional Partners, L.P.                          2,624,000
-----------------------------------------------------------------------------
                                                                   13,624,000
-----------------------------------------------------------------------------
TOTAL SUB-FUNDS
-----------------------------------------------------------------------------
(COST $60,685,000)                                                 62,958,000
-----------------------------------------------------------------------------


See Notes to the Financial Statements.

                                        NT ALPHA STRATEGIES FUND 3 ANNUAL REPORT

NT ALPHA STRATEGIES FUND
SCHEDULE OF INVESTMENTS                                         MARCH 31, 2005
NT ALPHA STRATEGIES FUND (continued)


                                               PRINCIPAL
                                                 AMOUNT               VALUE
CASH EQUIVALENT - 5.4%
   Barclays Bank, Global Treasury Services,
     London, Eurodollar Time Deposit,
     2.95%, 4/1/05                             $3,700,000          $3,700,000
-----------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
-----------------------------------------------------------------------------
(CASH $3,700,000)                                                  $3,700,000

-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.4%
-----------------------------------------------------------------------------
(COST $64,385,000)                                                 66,658,000
   Other Assets less Liabilities - 2.6%                             1,761,000
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $68,419,000

Sub-Fund investments are non-income producing.

At March 31, 2005, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:


SECTOR WEIGHTINGS                                                  PERCENTAGE

Commodity Trading Advisor                                                3.5%
Convertible Bond Arbitrage                                                6.0
Distressed Securities                                                     2.0
Equity Market Neutral                                                     3.4
Fixed Income Arbitrage                                                    8.6
Global Macro                                                              7.2
Non-US Equity Hedge                                                       8.3
Relative Value Arbitrage                                                 14.0
Sector Hedge                                                              3.7
Short Bias                                                                2.3
Special Situations                                                       10.2
Statistical Arbitrage                                                     2.9
US Equity Hedge                                                          19.9
Cash and Cash Equivalents                                                 8.0
-----------------------------------------------------------------------------
Total                                                                    100%


At March 31, 2005, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:


                                                                      FAIR
COUNTRIES                                      COST                   VALUE
Bermuda                                     $2,000,000             $2,032,000
British Virgin Islands                       2,000,000              2,095,000
Cayman Islands                               1,500,000              1,525,000
United States                               55,185,000             57,306,000
-----------------------------------------------------------------------------
Total                                                             $62,958,000


See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 4 ANNUAL REPORT

                                                     NT ALPHA STRATEGIES FUND
STATEMENT OF OPERATIONS                           PERIOD ENDED MARCH 31, 2005


                                                                     NT ALPHA
                                                                    STRATEGIES
                                                                     FUND (1)

Rounded to thousands
-----------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                                        $1,000
Interest income on cash equivalents                                    38,000
TOTAL INVESTMENT INCOME                                                39,000
-----------------------------------------------------------------------------
EXPENSES:
Investment management fees                                            348,000
Administration fees and expenses                                      142,000
Custody and accounting fees                                            25,000
Transfer agent fees                                                     3,000
Insurance                                                              91,000
Organization costs                                                    382,000
Printing                                                               15,000
Professional fees                                                     210,000
Trustee fees and expenses                                              56,000
Other                                                                  17,000
-----------------------------------------------------------------------------
Total Expenses:                                                     1,289,000
   Less voluntary waivers of
     investment management fees                                     (174,000)
   Less expenses reimbursed by:
     investment manager                                             (216,000)
     administrator                                                   (66,000)
   Net Expenses                                                       833,000
-----------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (794,000)
-----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                       45,000
Net change in unrealized appreciation
   on investments                                                   2,273,000
   Net Gains on Investments                                         2,318,000
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $1,524,000
-----------------------------------------------------------------------------

(1) Commenced investment operations on September 1, 2004.


See Notes to the Financial Statements.

                                     ANNUAL REPORT 5 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
STATEMENT OF CHANGES IN NET ASSETS                PERIOD ENDED MARCH 31, 2005


                                                                     NT ALPHA
                                                                    STRATEGIES
                                                                      FUND (1)
Rounded to thousands
-----------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                 $(794,000)
Net realized gain                                                      45,000
Net change in unrealized appreciation on investments                2,273,000
   Net Increase in Net Assets Resulting from Operations             1,524,000
-----------------------------------------------------------------------------
UNIT TRANSACTIONS:
Capital Contributions (6,656,000 Units)                            66,895,000
   Net Increase in Net Assets Resulting from Capital Transactions  66,895,000
-----------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                       68,419,000
NET ASSETS:
Beginning of period                                                         -
End of period                                                     $68,419,000
-----------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                                    $(794,000)
-----------------------------------------------------------------------------

(1) Commenced investment operations on September 1, 2004.


See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 6 ANNUAL REPORT

                                                      NT ALPHA STRATEGIES FUND
STATEMENT OF CASH FLOWS                            PERIOD ENDED MARCH 31, 2005


                                                                     NT ALPHA
Rounded to thousands                                                STRATEGIES
                                                                     FUND (1)
-----------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations                         $1,524,000
Adjustments to reconcile net increase in net assets
     from operations to net cash provided by
     (used in) operating activities:
   Purchase of Sub-Funds                                         (63,755,000)
   Proceeds from disposition of Sub-Funds                           3,115,000
   Realized gain from investments                                    (45,000)
   Net change in unrealized appreciation on Sub-Funds             (2,273,000)
   Changes in operating assets and liabilities:
     Deposit on pending investments in Sub-Funds                  (4,075,000)
     Receivable for Sub-Fund investment sold                      (1,530,000)
     Receivable from investment manager                             (111,000)
     Receivable from administrator                                    (4,000)
     Prepaid and other assets                                        (65,000)
     Investment management fees payable                                81,000
     Administration fees payable                                       58,000
     Custody and accounting fees payable                                3,000
     Transfer agent fees payable                                        1,000
     Other accrued liabilities                                        121,000
   Net cash flow used in operating activities                    (66,955,000)
-----------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                              72,107,000
   Net cash flow provided by financing activities                  72,107,000
-----------------------------------------------------------------------------
NET INCREASE IN CASH                                                5,152,000
Cash - Beginning of Period                                                  -
Cash - End of Period                                                5,152,000
-----------------------------------------------------------------------------

(1) Commenced investment operations on September 1, 2004.


See Notes to the Financial Statements.


                                     ANNUAL REPORT 7 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
FINANCIAL HIGHLIGHTS                              PERIOD ENDED MARCH 31, 2005


                                                                     NT ALPHA
                                                                    STRATEGIES
                                                                     FUND (3)
Selected per unit data
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                                    (0.12)
Net realized and unrealized gains                                        0.40
   Total Income from Investment Operations                               0.28
-----------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.28
-----------------------------------------------------------------------------
TOTAL RETURN (1)                                                        2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period                   $68,419,000
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements                          2.40%
   Expenses, before waivers and reimbursements                          3.71%
   Net investment loss, net of waivers and reimbursements             (2.29)%
   Net investment loss, before waivers and reimbursements             (3.60)%
Portfolio Turnover Rate                                                 5.65%
-----------------------------------------------------------------------------
(1) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Commenced investment operations on September 1, 2004.


See Notes to the Financial Statements.


NT ALPHA STRATEGIES FUND 8 ANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS                                 MARCH 31, 2005



1 ORGANIZATION

NT Alpha Strategies Fund (the "Fund") was organized as a Delaware statutory trust on April 5, 2004 and was registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified, management investment company on September 1, 2004. The Fund commenced operations on September 1, 2004. The Fund's investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund will operate as a "Fund-of-Funds," investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the "Sub-Funds") managed by investment advisers selected by the Fund's investment manager. The Fund will seek to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

The Fund is offering common interests in a private placement to qualified investors that are "Accredited Investors" within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common units are offered monthly. The minimum subscription per investor is $250,000. Subscriptions are payable in full at the time an investor returns the Subscription Agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Please note that U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following "feeder funds," both of which will invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers. Although Common Unitholders will not have the right to redeem their Common units, at the discretion of the Board of Trustees ("Board"), and subject to its overall fiduciary duties to all Unitholders, the Board intends to make quarterly tender offers of its Common units at net asset value as of the applicable tender date. The minimum amount of units that a Unitholders may tender is equal to $100,000. Should a Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, no earlier than 60 days and no later than 45 days before the applicable tender date. The Fund is authorized to issue Preferred units, although none have been offered at March 31, 2005.

Northern Trust Global Advisors, Inc. ("NTGA"), a subsidiary of Northern Trust Corporation ("NTC"), serves as the investment manager. The Northern Trust Company ("Northern Trust"), is the custodian, fund accountant and transfer agent to the Fund. Northern Trust Investments, N.A. ("NTI"), a wholly owned subsidiary of Northern Trust, serves as the Administrator. Northern Trust Securities, Inc., a subsidiary of NTC, serves as placement agent to the Fund. PFPC Inc. ("PFPC") and International Fund Services (N.A.), L.L.C. ("IFS") serve as sub-administrators to the Fund.

2 SIGNIFICANT ACOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Investments in Sub-Funds are valued at fair value, as determined by the Board or its delegates. In determining the fair value of each Sub-Fund, the Board or its delegates will take into account the estimated net asset value of such Sub-Fund provided to the Fund by the Sub-Fund itself, as well as any other considerations that may, in the Board or its delegates judgment, increase or decrease such estimated value. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash equivalents are valued at cost, which approximates fair value.

B) CASH EQUIVALENTS - The Fund treats all financial instruments that mature within three months as cash equivalents. Cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions.

D) FEES AND EXPENSES - The Fund will be responsible for paying all organization, administrative and operating expenses. In addition, the Fund will be responsible for paying the organization and operating expenses of the Feeder Funds.

                                       ANNUAL REPORT 9 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the "Advisory Fees"). The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund's NAV per year and incentive fees typically range between 10% and 25% of the Sub-Fund's net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES - The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each Partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

3 RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTGA is entitled to receive a 1.00% per annum fee of the Fund's net asset value payable quarterly in arrears calculated as of the last business day of each quarter. For the seven months ended March 31, 2005, NTGA voluntarily agreed to waive management fees of 0.50% as shown on the accompanying Statement of Operations. The waiver described above terminated on March 31, 2005. NTGA also reimbursed the Fund as shown on the accompanying Statement of Operations for all operating expenses that exceed 0.50% per annum of the Fund's net asset value. The reimbursement described above is voluntary.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund's net asset value payable monthly in arrears calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an Administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund's net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained PFPC and IFS as sub-administrators on behalf of the Fund.

NTI has agreed to reimburse the Fund as shown on the accompanying Statement of Operations for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund's net asset value. The reimbursement described above is voluntary.

Northern Trust Securities, Inc. ("NTSI") serves as the placement agent (the "Placement Agent") for the Fund. The Placement Agent will solicit subscriptions for Common units on a "best efforts" basis. The Fund does not pay a placement fee to the Placement Agent and Common Unitholders do not pay any sales charges or servicing fees.

On September 1, 2004, NTC made an initial investment of $33 million in the Fund and the Northern Trust Pension Plan made an initial investment of $11.8 million in the Northern Trust Alpha Strategies Fund, Q.P. Pursuant to federal banking law, the aggregate of both investments must be reduced to under 25% of the Fund's net assets within one year of the investment. A substantial reduction in the Fund's net assets may make it more difficult for the Fund to implement the investment strategy and fulfill its investment objectives. NTC currently intends to seek an exemption from the Board of Governors of the Federal Reserve System to extend the time period within which it must reduce its investment in the Fund to under 25% of the Fund's net assets.

4 INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $63,755,000 and proceeds from sales of Sub-Funds of $3,115,000 (excluding short-term investments) for the seven months ended March 31, 2005.

At March 31, 2005, the estimated cost of investments for federal income tax purposes was $60,685,000. At March 31, 2005, accumulated net unrealized appreciation on investments was $2,273,000, consisting of $2,550,000 gross unrealized appreciation and $277,000 gross unrealized depreciation.

5 PARTNERS' ALLOCATION

The net assets of the Fund are determined as of the last business day of each calendar month. Profits and losses of the Fund are allocated among the holders based on the balance in each Unitholders account at the beginning of each calendar month.

6 RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK - The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, "dollar" rolls, issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund's net assets will decrease. Accordingly, any event which adversely affects the value of an

NT ALPHA STRATEGIES FUND 10 ANNUAL REPORT

                                                                  MARCH 31, 2005


investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors' claims may be senior to the rights of Unitholders in the Fund.

7 BOARD OF TRUSTEES

Each member of the Board of Trustees who is not an "interested person" of the Fund, as defined in the 1940 Act, receives an annual retainer of $15,000 plus a fee of $2,500 for each board meeting attended in person or $1,000 for each board meeting attended telephonically. Also, the chair of the Fund's Audit Committee will be paid an additional annual fee of $10,000. At March 31, 2005, there are a total of three Trustees of which one is an "interested person" of the Fund. The Fund reimburses those Trustees who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

                                       ANNUAL REPORT 11 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Partners of NT Alpha Strategies Fund:



We have audited the accompanying statement of assets and liabilities of NT Alpha Strategies Fund (the "Fund"), including the schedule of investments, as of March 31, 2005, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period September 1, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2005, by correspondence with the underlying fund managers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2005 and the related statements of operations, changes in net assets, cash flows and financial highlights for the period September 1, 2004 (commencement of operations) to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
May 19, 2005

NT ALPHA STRATEGIES FUND 12 ANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

TRUSTEES AND OFFICERS                                             MARCH 31, 2005



Set forth below is information about the Trustees and Officers of NT Alpha Strategies Fund. A brief statement of their present positions and principal occupations during the past five years is also provided.

------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES

 NAME, AGE, BUSINESS
 ADDRESS(1), POSITIONS
 HELD WITH TRUST AND
 LENGTH OF SERVICE AS                                                                         OTHER DIRECTORSHIPS
 TRUSTEE(2)                         PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Theodore A. Olson                  o Corporate Vice President and Controller of Abbott       o Board of Directors and
 Age: 66                              Laboratories from 1988 to 1999; Retired since 1999.       Member of Finance
 Trustee and Member of                                                                          Committee of Clara Audit
 Audit Committee and                                                                            Abbott Foundation from
 Qualified Legal Compliance                                                                     2002 to present.
 Committee since 2004

 Marc L. Hecht                      o Special Counsel to the law firm of Katten Muchin
 Age: 60                              Zavis Rosenman from 2003 to 2004;
 Trustee and Member of              o First Vice President and Senior Counsel,
 Audit Committee and                  Bank One NA, from 1998 to 2003.
 Qualified Legal Compliance
 Committee since 2004
------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, Bell, Boyd & Lloyd LLC, 70 West Madison Street, Suite 3100, Chicago, IL 60602.

(2)  Trustees serve indefinite terms until their successors are chosen.


                                       ANNUAL REPORT 13 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

-------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES(1)

 NAME, AGE, BUSINESS ADDRESS,
 POSITIONS HELD WITH
 TRUST AND LENGTH OF
 SERVICE AS                                                                                        OTHER DIRECTORSHIPS
 TRUSTEE(2)                         PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                   HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
 William T. Huffman                 o President and Chief Executive Officer of Northern            o Director of Northern
 Age: 35                              Trust Global Advisors, Inc. since September 2002 and           Trust Global
 300 Atlantic Street                  Senior Vice President of The Northern Trust Company since      Advisors, Inc.
 Suite 400                            January 2003;
 Stamford, CT 06901                 o Executive Vice President and Chief Operating Officer of
 Trustee since 2004                   Northern Trust Global Advisors, Inc. from February 2001
                                      to August 2002;
                                    o Vice President and Director of Quantitative Product
                                      Management of The Northern Trust Company from March 2001
                                      to February 2001;
                                    o Vice President, Audit Services of The Northern Trust
                                      Company prior thereto.
-------------------------------------------------------------------------------------------------------------------------

(1) Trustees who are directors, officers or employees of the Advisor.
(2) Trustees serve indefinite terms until their successors are chosen.


NT ALPHA STRATEGIES FUND  14 ANNUAL REPORT

                                                                  MARCH 31, 2005



-------------------------------------------------------------------------------------------------------------------------
 OFFICERS OF THE TRUST

 NAME, ADDRESS, AGE,
 POSITIONS HELD WITH
 TRUST AND LENGTH OF
 SERVICE(1)                         PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
 Joseph W. McInerney                o Vice President and Senior Product Manager of Alternative Investments at The
 50 South LaSalle Street              Northern Trust Company since 2001; Second Vice President, Audit Services at The
 Chicago, IL 60675                    Northern Trust Company prior thereto.
 Age: 37
 President since 2004

 Stuart Schuldt                     o Senior Vice President and Division Manager of Fund Administration and Fund
 50 South LaSalle Street              Accounting at The Northern Trust Company since 1998.
 Chicago, IL 60675
 Age: 43
 Treasurer since 2005

 Brian Ovaert                       o Senior Vice President and Department Head at The Northern Trust Company overseeing
 50 Bank Street                       Fund Accounting, Transfer Agent and Fund Administration functions since 1998.
 Canary Wharf
 London, E145NT
 Age: 43
 Assistant Treasurer since 2005

 Craig R. Carberry                  o Senior Attorney at The Northern Trust Company since May 2000; Counsel at ABN AMRO
 50 South LaSalle Street              North America, Inc. from September 1999 to May 2000.
 Chicago, IL 60675
 Age: 44
 Secretary since 2004

 Lori V. O'Shaughnessy              o Counsel and Vice President at PFPC Inc. since 2005; Associate Counsel and Director
 99 High Street, 27th Floor           at PFPC Inc. since 2002 to 2005; Associate Counsel at Investors Bank & Trust
 Boston, MA 02110                     Company, a financial service provider from 2001 to 2002; Manager in the Regulatory
 Age: 33                              Administration Department of PFPC Inc. prior thereto.
 Assistant Secretary since 2004

 Laura A. Pace                      o Senior Vice President and Chief Compliance Officer at Northern Trust Global
 300 Atlantic Street                  Advisors, Inc. since February 2005; Vice President and Senior Compliance Officer at
 Suite 400                            Northern Trust Global Advisors, Inc. since January 2003; Vice President and Senior
 Stamford, CT 06901                   Compliance Officer at SBT Investments, Inc. from December 2001 to January 2003;
 Age: 32                              Manager of Legal and Compliance, Managers Funds, from December 1997 to December
 Chief Compliance Officer             2001.
 since 2004
-------------------------------------------------------------------------------------------------------------------------

(1) Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

                                       ANNUAL REPORT 15 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's Web site at sec.gov. You may also obtain a copy at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

PROXY VOTING

A description of the Fund's Proxy Voting Policies and Procedures is available, without charge, upon request, by contacting the investment manager at 800/595-9111 or by visiting the SEC's Web site at www.sec.gov after August 31, 2005. Information regarding how the Fund voted proxies, if any, relating to portfolio securities for the period September 1, 2004 through June 30, 2005 will be available, without charge, upon request, by contacting the investment manager at 800/595-9111 or by visiting the SEC's Web site at www.sec.gov after August 31, 2005.

NT ALPHA STRATEGIES FUND 16 ANNUAL REPORT

                                                                 HDGANR ALP 5/05

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").

(b)  N/A

(c) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR), serving on its audit committee. Theodore A. Olson is the "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant's Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant's Audit Committee or Board of Trustees.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) - 4(d): Audit, Audit-Related, Tax and All Other Fees

     Fees billed by Deloitte & Touche LLP related to NT Alpha Strategies Fund
(the "registrant" or "Trust"). Deloitte & Touche LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

                                                    2005                                              2004 (1)
                               -------------- ----------------- ---------------     -------------- ---------------- ---------------
                               All fees and   All fees and      All other           All fees and   All fees and     All other
                               services to    services to       fees and            services to    services to      fees and
                               the Trust      service           services to         the Trust      service          services to
                               that were      affiliates that   service             that were      affiliates       service
                               pre-approved   were              affiliates          pre-approved   that were        affiliates
                                              pre-approved      that did not                       pre-approved     that did not
                                                                require                                             require
                                                                pre-approval                                        pre-approval
                               -------------- ----------------- ---------------     -------------- ---------------- ---------------

(a) Audit Fees                    $67,000           N/A              N/A                 N/A             N/A             N/A
(b) Audit-Related Fees              $0               $0               $0                 N/A             N/A             N/A
(c) Tax Fees                    $25,500(2)           $0               $0                 N/A             N/A             N/A
(d) All Other Fees              $10,000(3)       $27,000(4)      $435,000(5)             N/A             N/A             N/A


(1)      Fund commenced operations on September 1, 2004.
(2)      Prepare and signing of tax return.
(3)      Licensing fee of allocation product
(4)      Manager overview and evaluation program.
(5) Amount relates to transaction support services related to a proposed acquisition.


"Service affiliates" as it relates to the aggregate "Audit Fees," "Audit-Related Fees," "Tax Fees" and "All Other Fees" that were billed by Deloitte & Touche LLP for the fiscal year ended March 31, 2005 are Northern Trust Global Advisors, Inc. ("NTGA") and entities controlling, controlled by or under common control with NTGA that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant that are reasonably related to the performance of the audit or review of the registrant's financial statements, but not reported as "Audit Fees."

Item 4(e)(1):  Pre-Approval Policies and Procedures

Pursuant to the registrant's Audit Committee Chart adopted on April 21, 2004 to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall either be: (a) pre-approved by the registrant's Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the registrant's designated Audit Committee Financial Expert (if any) acting jointly (if both are available) or singly (if either is unavailable), provided that, in each case, such pre-approvals must be reported to the full audit committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved

The registrant's Audit Committee pre-approved 100% of the non-audit fees billed to the registrant and its service affiliates.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the last two fiscal years were $497,500 and n/a for 2005 and 2004, respectively.

Item 4(h): Non-Audit Services and Independent Accountant's Independence

The registrant's Audit Committee has considered whether the provision of services other than audit services performed by the registrant's independent accountants and service affiliates is compatible with maintaining the accountant's independence in performing audit services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Due to the nature of the registrant's investments, it is unlikely that it will have any voting or consent rights in the investments in underlying securities of Sub-Funds. To the extent such voting of consent rights arise, the rights will be passed through to holders of beneficial interest in the Northern Trust Alpha Strategies Fund and Northern Trust Alpha Strategies Fund, Q.P.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Kenneth W. Stemme is the Director of Hedge Fund Investments and Senior Vice President of the Investment Manager. Prior to joining the Investment Manager, he co-managed the hedge fund of funds program at American Express Asset Management and previously served as Executive Director of Hedge Fund Consulting for CIBC Oppenheimer where he managed three hedge funds of funds. Prior to joining CIBC, Mr. Stemme was also employed by Harris Associates. He received his BA in Mathematics and Economics from Cornell University and an MBA degree with High Honors from DePaul University. He is also a Chartered Financial Analyst.

(a)(2)   Not applicable.

(a)(3) The Investment Manager seeks to compensate its portfolio managers on a competitive basis recognizing that they are a key resource. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by the Investment Manager or Northern Trust Corporation, the Investment Manager's parent that owns 100% of the Investment Manager's common stock.

                Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the Investment Manager, which may include the amount of assets supervised and other management roles within the Investment Manager.

                Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

                Deferred Compensation Program - A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that offers investment options.

                Options and Restricted Stock Awards - Portfolio Managers may receive incentive stock options. The parent of the Investment Manager previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. The Investment Adviser also has a restricted stock award program designed to reward key employees as an incentive to contribute to the long-term success of NTGA. These awards vest over a period of years. Mr. Stemme has been granted stock options and restricted stock in prior years.

                Incentive Savings Plan - Northern Trust Corporation has in place a 401(k) plan in which portfolio managers may participate. The 401(k) plan may involve a company match of the employee's contribution of up to 6% of the employee's salary. The company match is made in cash. The firm's 401(k) plan offers a range of investment options, including registered investment companies managed by an affiliate of the Investment Manager. Mr. Stemme is eligible to participate in these plans.

                Retirement Plan - Northern Trust Corporation has in place a defined benefit plan in which all portfolio mangers are automatically enrolled upon joining the Investment Manager.

                Annual incentive compensation for each portfolio manager is based upon various factors including the investment performance of the Fund and the investment performance of the Investment Manager's total assets under management relative to predetermined benchmarks, as well as the portfolio manager's overall contribution to the Investment Manager.

                Senior portfolio managers who perform additional management functions within the Investment Manager may receive additional compensation in these capacities. Compensation is structured so that key professionals benefit from remaining with the Investment Manager. The Investment Manager's Chief Executive Officer, with input from other senior officer's of the Investment Manager, determines all compensation matters for portfolio managers. The Investment Manager's basic compensation structure has been in place since its inception.

(a)(4) The portfolio manager of the Fund does not beneficially own equity securities of the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The procedures by which shareholders may recommend nominees to the registrant's Board of Trustees have been amended such that the nominating committee may review shareholder recommendations for nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

 (a)(1)  Exhibit 99.CODE: Code of Ethics pursuant to Item 2 of Form N-CSR.

 (a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

 (b) Exhibit 99.CERT: Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               NT Alpha Strategies Fund
            -------------------------------------------------------------------

By (Signature and Title)   /s/ Joseph W. McInerney
                        -------------------------------------------------------
                               Joseph W. McInerney, President
                               (Principal Executive Officer)

Date:  June 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joseph W. McInerney
                        -------------------------------------------------------
                               Joseph W. McInerney, President
                               (Principal Executive Officer)

Date:  June 6, 2005


By (Signature and Title)   /s/ Stuart N. Schuldt
                        -------------------------------------------------------
                               Stuart N. Schuldt, Treasurer
                               (Principal Financial Officer)

Date:  June 6, 2005